Landfill Accounting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Landfill Accounting [Abstract]
Reconciliation of Final Capping, Closure and Post-Closure Liability Balance

The following is a reconciliation of the Company’s final capping, closure and post-closure liability balance from December 31, 2022 to March 31, 2023:

Final capping, closure and post-closure liability at December 31, 2022	$344,606
Liability adjustments	14,704
Accretion expense associated with landfill obligations	4,474
Closure payments	(5,346)
Assumption of closure liabilities from acquisitions	3,443
Foreign currency translation adjustment	24
Final capping, closure and post-closure liability at March 31, 2023	$361,905

The following is a reconciliation of the Company’s final capping, closure and post-closure liability balance from December 31, 2020 to December 31, 2022:

Final capping, closure and post-closure liability at December 31, 2020	$301,896
Liability adjustments	(1,081)
Accretion expense associated with landfill obligations	14,333
Closure payments	(21,040)
Assumption of closure liabilities from acquisitions	11,380
Disposition of closure liabilities from divested operations	(3,566)
Foreign currency translation adjustment	615
Final capping, closure and post-closure liability at December 31, 2021	302,537
Liability adjustments	39,321
Accretion expense associated with landfill obligations	16,068
Closure payments	(18,834)
Assumption of closure liabilities from acquisitions	8,575
Disposition of closure liabilities from divested operations	(916)
Foreign currency translation adjustment	(2,145)
Final capping, closure and post-closure liability at December 31, 2022	$344,606